Income Taxes Income by Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S.	$ 190.2	$ 190.8	$ (119.8)
Non-U.S.	51.4	56.9	33.3
Income (loss) before income taxes	$ 241.6	$ 247.7	$ (86.5)